Pay vs Performance Disclosure		12 Months Ended
		Dec. 30, 2023 USD ($)		Dec. 31, 2022 USD ($)	Jan. 01, 2022 USD ($)	Jan. 02, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
We are required by SEC rules to disclose the following information regarding compensation paid to our NEOs. The amounts set forth below under the headings “Compensation Actually Paid to CEO” and “Average Compensation Actually Paid for NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation S-K. Footnote (4) below sets forth the adjustments from the Total Compensation for each NEO for fiscal year 2023 reported in the Summary Compensation Table above.
The following table sets forth additional compensation information of our Chief Executive Officer (CEO) and our non-CEO NEOs along with total shareholder return, net income, and Organic Net Sales Growth performance results for fiscal years 2020, 2021, 2022 and 2023:

Year(1)	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to CEO ($) (2)(3)		Average Summary Compensation Table Total for NEOs ($)	Average Compensation Actually Paid for NEOs($) (2)(3)		Value of Initial Fixed $100 Investment Based On:		Net Income ($)	Organic Net Sales Growth(6)
							Total Shareholder Return ($) (5)	Peer Group Total Shareholder Return ($) (5)
2023	17,038,641	5,856,863	(4)	4,832,424	1,803,963	(4)	99.45	119.68	951,000,000	8.3%
2022	13,263,040	28,073,713		4,253,014	7,817,567		114.45	129.46	960,000,000	11.5%
2021	10,678,337	12,026,590		3,657,140	3,984,327		100.09	118.36	1,488,000,000	3.5%
2020	11,663,852	13,957,105		4,522,921	4,500,588		93.14	104.67	1,251,000,000	6.0%

Named Executive Officers, Footnote	The CEO and NEOs included in the above compensation columns reflect the following:

Year	CEO	NEOs
2023	Steve Cahillane	Amit Banati, Chris Hood, David Lawlor, Shumit Kapoor, Gary Pilnick
2022	Steve Cahillane	Amit Banati, Chris Hood, Gary Pilnick, David Lawlor
2021	Steve Cahillane	Amit Banati, Chris Hood, Gary Pilnick, Alistair Hirst
2020	Steve Cahillane	Amit Banati, Chris Hood, Gary Pilnick, Alistair Hirst

Peer Group Issuers, Footnote		Company and Peer Group TSR reflects the Company's peer group (S&P 500 Packaged Foods and Meats Index) as reflected in our Annual Report on the Form 10-K pursuant to Item 201(e) of Regulation S-K for the fiscal year ended December 30, 2023.
PEO Total Compensation Amount	[1]	$ 17,038,641		$ 13,263,040	$ 10,678,337	$ 11,663,852
PEO Actually Paid Compensation Amount	[1],[2],[3]	$ 5,856,863	[4]	28,073,713	12,026,590	13,957,105
Adjustment To PEO Compensation, Footnote	2023 "Compensation Actually Paid" to the CEO and the average "Compensation Actually Paid" to the NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	CEO ($)	Average of NEOs ($)
Total Reported in 2023 Summary Compensation Table (SCT)	17,038,641	4,832,424
Less, Value of Stock & Option Awards Reported in SCT	(12,520,303)	(2,806,007)
Less, Change in Pension Value and Non-Qualified Deferred Compensation Earnings in SCT	—	(177,800)
Plus, Pension Service Cost and impact of Pension Plan Amendments	—	20,200
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	10,051,044	1,836,562
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(7,938,545)	(1,759,359)
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	(773,974)	(142,057)
Less, Prior Year Fair Value of Prior Year awards that failed to vest this year	—	—
Total Adjustments	(11,181,778)	(3,028,461)
"Compensation Actually Paid" for Fiscal Year 2023	5,856,863	1,803,963

Non-PEO NEO Average Total Compensation Amount	[1]	$ 4,832,424		4,253,014	3,657,140	4,522,921
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2],[3]	$ 1,803,963	[4]	7,817,567	3,984,327	4,500,588
Adjustment to Non-PEO NEO Compensation Footnote	2023 "Compensation Actually Paid" to the CEO and the average "Compensation Actually Paid" to the NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	CEO ($)	Average of NEOs ($)
Total Reported in 2023 Summary Compensation Table (SCT)	17,038,641	4,832,424
Less, Value of Stock & Option Awards Reported in SCT	(12,520,303)	(2,806,007)
Less, Change in Pension Value and Non-Qualified Deferred Compensation Earnings in SCT	—	(177,800)
Plus, Pension Service Cost and impact of Pension Plan Amendments	—	20,200
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	10,051,044	1,836,562
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(7,938,545)	(1,759,359)
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	(773,974)	(142,057)
Less, Prior Year Fair Value of Prior Year awards that failed to vest this year	—	—
Total Adjustments	(11,181,778)	(3,028,461)
"Compensation Actually Paid" for Fiscal Year 2023	5,856,863	1,803,963

Equity Valuation Assumption Difference, Footnote		Fair value or change in fair value, as applicable, of equity awards in the "Compensation Actually Paid" columns was determined by reference to (1) for RSU awards, closing price on applicable year-end dates or, in the case of vesting dates, the actual vesting price, (2) for EPP and PSU awards (excluding TSR-based EPP Awards), the same valuation methodology as RSU awards above except year-end and vesting date values are multiplied by the probability of achievement as of each such date, (3) for TSR-based EPP awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s) or, in the case of vesting date, the actual vesting price and probability of achievement, and (4) for stock options, the fair value calculated by a Binomial Lattice model as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair values but using the closing stock price on the applicable revaluation date as the current market price and the applicable rate table as of the revaluation date, and in all cases based on volatility, dividend rates and risk free rates determined as of the revaluation date.
Tabular List, Table
Pay versus Performance Tabular List
The table below lists our most important performance measures used to link "Compensation Actually Paid" for our NEOs to company performance, over the fiscal year ending December 30, 2023. Organic Net Sales and Free Cash Flow are used to determine the AIP payouts for each of the NEOs. Organic Net Sales Growth and Free Cash Flow are also key metrics in our EPP/PSU Plans. For more information on AIP and actual payouts for each NEO, see “Annual Incentives” beginning on page 48 of this Proxy Statement. For more information on EPP/PSU awards and actual payouts for each NEO, see "Long-Term Incentives" beginning on page 50 of this Proxy Statement. The performance measures included in this table are not ranked by relative importance.

Most Important Financial Measures	Most Important Non-Financial Measures
Organic Net Sales Growth	Equity, Diversity & Inclusion
Free Cash Flow	People Safety
Adjusted Operating Profit	Food Safety/Quality

Total Shareholder Return Amount	[5]	$ 99.45		114.45	100.09	93.14
Peer Group Total Shareholder Return Amount	[5]	119.68		129.46	118.36	104.67
Net Income (Loss)		$ 951,000,000		$ 960,000,000	$ 1,488,000,000	$ 1,251,000,000
Company Selected Measure Amount	[6]	0.083		0.115	0.035	0.060
Additional 402(v) Disclosure
Pay versus Performance Descriptive Disclosure
We chose Organic Net Sales Growth as our Company Selected Measure for evaluating Pay versus Performance because it is a key metric in our EPP/PSU Plans as well as being a performance metric in our Annual Incentive Plans. Over the four-year period from 2020 to 2023, our TSR was generally trending in a similar manner as the TSR for our peer group. The increase in the Company's TSR lagged our peers in 2020 and 2021, but our 2022 TSR performance outpaced that of our peers, which contributed to an increase in "Compensation Actually Paid" to our CEO and NEOs in 2022. In 2023, the Company's TSR lagged behind our peers, though our peers' TSR similarly experienced a decrease as compared to 2022. There is an inverse relationship between TSR and "Compensation Actually Paid" between 2020 and 2021, a positive relationship between our TSR and "Compensation Actually Paid" from 2021 to 2022, and there was a correlation in the decline of TSR and "Compensation Actually Paid" between 2022 and 2023. Between 2020 and 2022, we see an inverse relationship between Net Income and "Compensation Actually Paid"; in 2023, our Net Income declined slightly as compared to 2022 and there was a decline in "Compensation Actually Paid." The decline in Net Income between 2020-2022 and the 2023 Net income are not directly correlated to "Compensation Actually Paid" because Net Income is not a metric in our AIP and EPP/PSU Plans. Organic Net Sale Growth is a performance measure in both our AIP and our EPP/PSU Plans and, accordingly, we observed a very strong correlation between Organic Net Sales Growth and "Compensation Actually Paid." However, the increase in "Compensation Actually Paid" in 2022 was driven by several factors including, but not limited to, the updated probable payout of our EPP/PSU Plans in 2024 and 2025, which is largely based on our Organic Net Sales Growth over the period of 2020 to 2022, and the increase in our stock price in 2022. The decrease in "Compensation Action Paid" in 2023 was largely driven by the decrease in our stock price in 2023.

Measure:: 1
Pay vs Performance Disclosure
Name		Organic Net Sales Growth
Non-GAAP Measure Description		Organic Net Sales is a non-GAAP measure that adjusts Net Sales to exclude the impact of acquisitions, divestitures, foreign currency and differences in shipping days, including 53rd week. Organic Net Sales Growth is the year over year change as a percentage of Organic Net Sales.
Measure:: 2
Pay vs Performance Disclosure
Name		Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name		Adjusted Operating Profit
Measure:: 4
Pay vs Performance Disclosure
Name		Equity, Diversity & Inclusion
Measure:: 5
Pay vs Performance Disclosure
Name		People Safety
Measure:: 6
Pay vs Performance Disclosure
Name		Food Safety/Quality
Measure:: 7
Pay vs Performance Disclosure
Other Performance Measure, Amount		100
Non-GAAP Measure Description		Company and Peer Group TSR reflects the Company's peer group (S&P 500 Packaged Foods and Meats Index) as reflected in our Annual Report on the Form 10-K pursuant to Item 201(e) of Regulation S-K for the fiscal year ended December 30, 2023. Each year reflects what the cumulative value of $100 would be, including the reinvestment of dividends, if such amount were invested on December 27, 2019.
Measure:: 8
Pay vs Performance Disclosure
Other Performance Measure, Amount		55.91		71.24	64.42	62.23
Measure:: 9
Pay vs Performance Disclosure
Other Performance Measure, Amount		0.215		0.106	0.035	0.100
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (11,181,778)
PEO | Value of Stock and Option Awards In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(12,520,303)
PEO | Change in Pension Value and Non-Qualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Pension Service Cost and impact of Pension Plan Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		10,051,044
PEO | Change in Fair Value of Prior Year awards that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(7,938,545)
PEO | FMV of Awards Granted this Year and that Vested this Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(773,974)
PEO | Prior Year Fair Value of Prior Year awards that failed to vest this year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,028,461)
Non-PEO NEO | Value of Stock and Option Awards In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,806,007)
Non-PEO NEO | Change in Pension Value and Non-Qualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(177,800)
Non-PEO NEO | Pension Service Cost and impact of Pension Plan Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		20,200
Non-PEO NEO | Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,836,562
Non-PEO NEO | Change in Fair Value of Prior Year awards that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,759,359)
Non-PEO NEO | FMV of Awards Granted this Year and that Vested this Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(142,057)
Non-PEO NEO | Prior Year Fair Value of Prior Year awards that failed to vest this year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0

[1]	The CEO and NEOs included in the above compensation columns reflect the following:

Year	CEO	NEOs
2023	Steve Cahillane	Amit Banati, Chris Hood, David Lawlor, Shumit Kapoor, Gary Pilnick
2022	Steve Cahillane	Amit Banati, Chris Hood, Gary Pilnick, David Lawlor
2021	Steve Cahillane	Amit Banati, Chris Hood, Gary Pilnick, Alistair Hirst
2020	Steve Cahillane	Amit Banati, Chris Hood, Gary Pilnick, Alistair Hirst

[2]	Fair value or change in fair value, as applicable, of equity awards in the "Compensation Actually Paid" columns was determined by reference to (1) for RSU awards, closing price on applicable year-end dates or, in the case of vesting dates, the actual vesting price, (2) for EPP and PSU awards (excluding TSR-based EPP Awards), the same valuation methodology as RSU awards above except year-end and vesting date values are multiplied by the probability of achievement as of each such date, (3) for TSR-based EPP awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s) or, in the case of vesting date, the actual vesting price and probability of achievement, and (4) for stock options, the fair value calculated by a Binomial Lattice model as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair values but using the closing stock price on the applicable revaluation date as the current market price and the applicable rate table as of the revaluation date, and in all cases based on volatility, dividend rates and risk free rates determined as of the revaluation date.
[3]	For the portion of "Compensation Actually Paid" that is based on year-end stock prices, the following prices were used: for 2023: $55.91 (21.5% decrease from prior year), for 2022: $71.24 (10.6% increase from prior year), for 2021: $64.42 (3.5% increase from prior year), and for 2020: $62.23 (10.0% reduction from prior year). The year-end stock prices for 2022, 2021 and 2020 have not been adjusted for the effect of the spin-off of WK Kellogg Co.
[4]	2023 "Compensation Actually Paid" to the CEO and the average "Compensation Actually Paid" to the NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	CEO ($)	Average of NEOs ($)
Total Reported in 2023 Summary Compensation Table (SCT)	17,038,641	4,832,424
Less, Value of Stock & Option Awards Reported in SCT	(12,520,303)	(2,806,007)
Less, Change in Pension Value and Non-Qualified Deferred Compensation Earnings in SCT	—	(177,800)
Plus, Pension Service Cost and impact of Pension Plan Amendments	—	20,200
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	10,051,044	1,836,562
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(7,938,545)	(1,759,359)
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	(773,974)	(142,057)
Less, Prior Year Fair Value of Prior Year awards that failed to vest this year	—	—
Total Adjustments	(11,181,778)	(3,028,461)
"Compensation Actually Paid" for Fiscal Year 2023	5,856,863	1,803,963

[5]	Company and Peer Group TSR reflects the Company's peer group (S&P 500 Packaged Foods and Meats Index) as reflected in our Annual Report on the Form 10-K pursuant to Item 201(e) of Regulation S-K for the fiscal year ended December 30, 2023. Each year reflects what the cumulative value of $100 would be, including the reinvestment of dividends, if such amount were invested on December 27, 2019.
[6]	Organic Net Sales is a non-GAAP measure that adjusts Net Sales to exclude the impact of acquisitions, divestitures, foreign currency and differences in shipping days, including 53rd week. Organic Net Sales Growth is the year over year change as a percentage of Organic Net Sales.